                         NATIONS SEPARATE ACCOUNT TRUST
                         NATIONS SMALL COMPANY PORTFOLIO
                                (THE "PORTFOLIO")

                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUSES DATED MAY 1, 2005

         The prospectuses for all share classes of the Portfolio are hereby supplemented to reflect the following:

         o The members of the Small and Mid Cap Growth Strategies Team are: Daniel Cole, Paul Berlinguet, Daniele Donahoe, Jon Michael Morgan and Clifford Siverd.

         The prospectuses for all share classes of the Portfolio are hereby also supplemented by replacing the professional biographies of the team members responsible for making the day-to-day investment decisions for the Portfolio with the following:


                                                                                BUSINESS EXPERIENCE DURING
PORTFOLIO MANAGER                        LENGTH OF SERVICE WITH PORTFOLIO       PAST FIVE YEARS
-----------------                        --------------------------------       ------------------------------------
Daniel Cole                              Columbia Small Cap Growth Fund II      Columbia Management -- Portfolio
                                         since September 2001                   Manager since 2001

Paul Berlinguet                          Columbia Small Cap Growth Fund II      Columbia Management -- Head of Small
                                         since December 2005                    Cap Growth Team and Large Cap Growth
                                                                                Team since 2003
                                                                                John Hancock Funds -- Head of
                                                                                Large-Mid Cap Equity Group and
                                                                                Portfolio Manager since 2001

Daniele Donahoe                          Columbia Small Cap Growth Fund II      Columbia Management -- Associated
                                         since December 2005                    since 2002
                                                                                Citigroup -- Associate in Equity
                                                                                Research Department

Jon Michael Morgan                       Columbia Small Cap Growth Fund II      Columbia Management -- Associated
                                         since December 2005                    since 2000

Clifford Siverd                          Columbia Small Cap Growth Fund II      Columbia Management -- Associated
                                         since December 2005                    since 2001

                         NATIONS SEPARATE ACCOUNT TRUST
                         NATIONS SMALL COMPANY PORTFOLIO
                                (THE "PORTFOLIO")

                       SUPPLEMENT DATED DECEMBER 23, 2005
                         TO THE STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 1, 2005


The Statement of Additional Information for all share classes of the Portfolio is hereby supplemented as follows:

         1. The table following the heading "Other Accounts Managed by the Portfolio Managers" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:


                         OTHER SEC-REGISTERED OPEN-     OTHER POOLED INVESTMENT
 PORTFOLIO MANAGER        END AND CLOSED-END FUNDS             VEHICLES                   OTHER ACCOUNTS
-------------------      --------------------------    -------------------------    -------------------------
                          Number of      Assets        Number of      Assets        Number of      Assets
                          accounts                     accounts                     accounts
-------------------      ----------   ------------     ---------   ------------     ---------   -------------
   Leonard A. Aplet          9        $3.2 billion        6        $2.7 billion       103       $3.4 billion

 Paul J. Berlinguet*         7        $2.3 billion        1        $404 million        16       $266 million

    Daniel H. Cole           1        $630 million        2         $55 million        8        $270 million

   Richard R. Cutts          9        $3.2 billion        6        $2.7 billion       100       $3.4 billion

   Lori J. Ensigner          8        $4.32 billion       1         $97 million      2,052      $2.1 billion

   David L. Hoffman          8        $4.32 billion       1         $97 million      2,052      $2.1 billion

  Vikram J. Kuriyan          11       $6.3 billion        11       $1.0 billion        15       $1.4 billion

   Noah J. Petrucci          8        $4.32 billion       1         $97 million      2,050      $2.1 billion

    Diane L. Sobin           8        $4.32 billion       1         $97 million       2052      $2.1 billion

Michael A. Welhoelter        8        $3.9 billion        5         $23 million        47       $1.4 billion

     Tom Marsico(1)          29          $21.83           11       $1.04 billion      167          $17.0
                                         billion                                                  billion

     Tom Marsico(2)          29          $21.87           11       $1.04 billion      167          $17.0
                                         billion                                                  billion

  Corydon Gilchist(3)        4        $1.15 billion       0             N/A            1        $71 million

  Corydon Gilchist(4)        4        $1.19 billion       0             N/A            1        $71 million

    Jim Gendelman            11       $2.40 billion       0             N/A            2        $144 million

    Glenn Carlson            12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion

     Brent Woods             12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion

  William Pickering          12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion

    Amelia Morris            12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion

   Keith Colestock           12          $10.44           54       $9.61 billion     18,272        $75.70
                                         billion                                                  billion

                         OTHER SEC-REGISTERED OPEN-     OTHER POOLED INVESTMENT
 PORTFOLIO MANAGER        END AND CLOSED-END FUNDS             VEHICLES                   OTHER ACCOUNTS
-------------------      --------------------------    -------------------------    -------------------------
                          Number of      Assets        Number of      Assets        Number of      Assets
                          accounts                     accounts                     accounts
-------------------      ----------   ------------     ---------   ------------     ---------   -------------
   Donald E. Morgan          4        $6.28 billion       6        $2.86 billion       47          $13.85
                                                                                                  billion

   J. Matthew Philo          4        $6.28 billion       0             N/A            0            N/A

 Paul J. Berlinguet*         7        $2.3 billion        1        $404 million        16       $266 million

 Daniele M. Donahoe*         0             N/A            4        $321 million        9        $36 million

 Jon Michael Morgan*         0             N/A            4        $321 million        11       $36 million

 Clifford D. Siverd*         0             N/A            4        $321 million        11       $36 million



         * Information is provided as of December 21, 2005.

         (1) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico Focused Equities Portfolio.

         (2) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico Growth Portfolio.

         (3) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico MidCap Growth Portfolio.

         (4) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico 21st Century Portfolio.

         2. The table following the heading "Ownership of Securities" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:

                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                       Beneficially Owned
                  -----------------                        ---------------------------------------------
                   Leonard A. Aplet                                              $0

                    Daniel H. Cole                                               $0

                   Richard R. Cutts                                              $0

                   Lori J. Ensigner                                              $0

                   David L. Hoffman                                              $0

                  Vikram J. Kuriyan                                              $0

                   Noah J. Petrucci                                              $0

                    Diane L. Sobin                                               $0

                Michael A. Welhoelter                                            $0

                     Tom Marsico                                                 $0

                   Corydon Gilchist                                              $0

                    Jim Gendelman                                                $0

                    Glenn Carlson                                                $0

                     Brent Woods                                                 $0

                  William Pickering                                              $0

                    Amelia Morris                                                $0

                   Keith Colestock                                               $0

                   Donald E. Morgan                                              $0

                   J. Matthew Philo                                              $0

                 Paul J. Berlinguet*                                             $0

                 Daniele M. Donahoe*                                             $0

                 Jon Michael Morgan*                                             $0

                 Clifford D. Siverd*                                             $0

* Information is provided as of December 21, 2005.

         3. The table following the heading "Compensation" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:

         PORTFOLIO MANAGER                    PERFORMANCE BENCHMARK                         PEER GROUP
         -----------------                    ---------------------                         ----------
           Leonard Aplet                       Russell 1000 Index                      Morningstar Moderate
                                                                                        Allocation Category
                                        Merrill Lynch 1-3 Treasury Index           Lipper Short Investment Grade
                                                                                        Debt Funds Category
                                         Lehman Brothers U.S. Aggregate           Lipper Intermediate Investment
                                                      Index                          Grade Debt Funds Category

           Daniel H. Cole                   Russell 2000 Growth Index            Morningstar Small Growth Category

            Kevin Cronk                  Lehman Brothers U.S. Aggregate          Lipper Multi Sector Income Funds
                                                      Index                      Category and Lipper Intermediate
                                                                                    Investment Grade Debt Funds
                                                                                             Category

          Richard R. Cutts                     Russell 1000 Index                 Morningstar Moderate Allocation
                                                                                             Category
                                        Merrill Lynch 1-3 Treasury Index           Lipper Short Investment Grade
                                                                                        Debt Funds Category

          Richard Dahlberg               Merrill Lynch All Convertibles          Morningstar Convertibles Category
                                               All Qualities Index

          Brian Drainville                Lehman Brothers Intermediate               Lipper Short-Intermediate
                                             Government/Credit Index                Investment Grade Debt Funds
                                                                                             Category
                                         Lehman Brothers U.S. Aggregate           Lipper Intermediate Investment
                                                      Index                          Grade Debt Funds Category

           Chris Eckstrom                    Lehman Brothers Quality                Lipper Florida Intermediate
                                          Intermediate Municipal Index             Municipal Debt Funds Category
                                                                                      and Lipper Other States
                                                                                    Intermediate Municipal Debt
                                                                                          Funds Category
                                         Lehman Brothers Municipal Bond            Lipper General Municipal Debt
                                                      Index                         Funds Category, and Lipper
                                                                                   Florida Municipal Debt Funds
                                                                                             Category

          Lori J. Ensinger                  Russell 1000 Value Index             Morningstar Large Value Category
                                           Russell Mid Cap Value Index            Morningstar Mid Value Category

           Jarl Ginsberg                    Russell 2000 Value Index             Morningstar Small Value Category

          David L. Hoffman                  Russell 1000 Value Index             Morningstar Large Value Category
                                           Russell Mid Cap Value Index            Morningstar Mid Value Category

         Vikram J. Kuriyan                     Russell 1000 Index                      Morningstar Moderate
                                                                                        Allocation Category
                                                  S&P 500 Index                      Morningstar Conservative
                                                                                       Allocation Category,
                                                                                      Morningstar Large Blend
                                                                                     Category, and Morningstar

         PORTFOLIO MANAGER                  PERFORMANCE BENCHMARK                           PEER GROUP
         -----------------                  ---------------------                           ----------
                                                                                  Moderate Allocation Category
                                             Lehman Brothers U.S.                    Morningstar Conservative
                                               Aggregate Index                       Allocation Category and
                                                                                 Morningstar Moderate Allocation
                                                                                             Category
                                            S&P MidCap 400 Index                  Morningstar Mid Blend Category
                                           S&P SmallCap 600 Index                Morningstar Small Blend Category

          Thomas LaPointe              Lehman Brothers U.S. Aggregate            Lipper Multi Sector Income Funds
                                                    Index                        Category and Lipper Intermediate
                                                                                   Investment Grade Debt Funds
                                                                                             Category

           Craig Leopold                        S&P 500 Index                    Morningstar Large Blend Category

            George Maris                        S&P 500 Index                    Morningstar Large Blend Category

            Colin Moore                         S&P 500 Index                    Morningstar Large Blend Category


            Wendy Norman                   Lehman Brothers Quality                Lipper Intermediate Municipal
                                        Intermediate Municipal Index               Debt Funds Category, Lipper
                                                                                     California Intermediate
                                                                                  Municipal Debt Funds Category
                                                                                     and Lipper Other States
                                                                                   Intermediate Municipal Debt
                                                                                          Funds Category
                                       Lehman Brothers Municipal Bond            Lipper California Municipal Debt
                                                    Index                                 Funds Category


          Laura Ostrander              Lehman Brothers U.S. Aggregate            Lipper Multi Sector Income Funds
                                                    Index                        Category and Lipper Intermediate
                                                                                   Investment Grade Debt Funds
                                                                                             Category

            Edward Paik                Merrill Lynch All Convertibles           Morningstar Convertibles Category
                                             All Qualities Index

            Ann Peterson               Lehman Brothers U.S. Government            Lipper General U.S. Government
                                             Intermediate Index                           Funds Category

          Noah J. Petrucci                Russell 1000 Value Index               Morningstar Large Value Category
                                         Russell Mid Cap Value Index              Morningstar Mid Value Category

           Peter Santoro                        S&P 500 Index                    Morningstar Large Blend Category

          Marie Schofield              Lehman Brothers U.S. Aggregate             Lipper Intermediate Investment
                                                    Index                           Grade Debt Funds Category
                                       Lehman Brothers U.S. Government            Lipper Short-Intermediate U.S.
                                             Intermediate Index                     Government Funds Category

           Diane L. Sobin                 Russell 1000 Value Index               Morningstar Large Value Category
                                         Russell Mid Cap Value Index              Morningstar Mid Value Category

        Christian Stadlinger              Russell 2000 Value Index               Morningstar Small Value Category

          John Trentacoste                 Lehman Brothers Quality               Lipper Other States Intermediate
                                        Intermediate Municipal Index              Municipal Debt Funds Category
                                           Lehman Brothers 1-Year                Lipper Short Municipal Debt Fund

         PORTFOLIO MANAGER                  PERFORMANCE BENCHMARK                       PEER GROUP
         -----------------                  ---------------------                       ----------
                                            Municipal Bond Index                         Category
                                           Lehman Brothers 3-Year            Lipper Short Municipal Debt Fund
                                            Municipal Bond Index                         Category

            Sean Wilson                         S&P 500 Index                Morningstar Large Blend Category

         Yanfang (Emma) Yan            Merrill Lynch All Convertibles       Morningstar Convertibles Category
                                            All Qualities Index

        Paul. J. Berlinguet               Russell 2000 Growth Index              Morningstar Small Growth
                                                                                         Category

         Daniele M. Donahoe               Russell 2000 Growth Index              Morningstar Small Growth
                                                                                         Category

         Jon Michael Morgan               Russell 2000 Growth Index              Morningstar Small Growth
                                                                                         Category

         Clifford D. Siverd               Russell 2000 Growth Index              Morningstar Small Growth
                                                                                         Category